UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-10597
Tax-Managed Mid-Cap Core Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	October 31
Date of Reporting Period:	January 31, 2006

Item 1. Schedule of Investments

Tax-Managed Mid-Cap Core Portfolio                                                                                         as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Aerospace / Defense — 1.3%
Engineered Support Systems, Inc.	27,200	$1,170,144
		$1,170,144
Applications Software — 3.8%
ANSYS, Inc. (1)	18,100	793,866
Jack Henry & Associates, Inc. Class A	69,500	1,422,665
Kronos, Inc. (1)	30,200	1,186,860
		$3,403,391
Banks - Regional — 4.1%
City National Corp.	18,000	1,349,460
Cullen/Frost Bankers, Inc.	22,900	1,230,646
Synovus Financial Corp.	39,900	1,104,033
		$3,684,139
Building and Development — 1.2%
Hovnanian Enterprises, Inc. (1)	21,500	1,041,030
		$1,041,030
Building Products — 1.6%
Florida Rock Industries, Inc.	27,250	1,473,135
		$1,473,135
Business Services - Miscellaneous — 6.1%
Fiserv, Inc. (1)	31,200	1,372,176
Harte-Hanks, Inc.	47,800	1,356,564
SEI Investments Co.	36,500	1,505,625
Student Loan Corp.	5,800	1,270,200
		$5,504,565
Chemicals — 0.9%
Air Products and Chemicals, Inc.	13,800	851,322
		$851,322
Containers & Packaging — 1.1%
Sonoco Products Co.	30,500	944,585
		$944,585
Cosmetics & Toiletries — 1.5%
Alberto-Culver Co.	30,450	1,348,935
		$1,348,935
Distribution / Wholesale — 3.2%
CDW Corp.	29,200	1,635,200
Hughes Supply, Inc.	26,700	1,230,870
		$2,866,070

Electric - Integrated — 3.1%
DPL, Inc.	53,600	$1,374,304
OGE Energy Corp.	52,800	1,433,520
		$2,807,824
Electrical Equipment — 1.9%
Cooper Industries Ltd. Class A	21,100	1,722,815
		$1,722,815
Electronics - Equipment / Instruments — 2.0%
Amphenol Corp. Class A	36,200	1,840,046
		$1,840,046
Entertainment — 1.5%
International Speedway Corp. Class A	28,400	1,341,900
		$1,341,900
Finance - Investment Management — 5.8%
Affiliated Managers Group, Inc. (1)	26,800	2,487,040
Ambac Financial Group, Inc.	15,100	1,159,831
Legg Mason, Inc.	12,400	1,608,280
		$5,255,151
Food - Wholesale / Distribution — 0.9%
Tootsie Roll Industries, Inc.	28,000	813,400
		$813,400
Gas Distribution — 2.9%
AGL Resources, Inc.	36,100	1,291,658
Piedmont Natural Gas Co., Inc.	56,200	1,362,850
		$2,654,508
Healthcare Services — 1.2%
Express Scripts, Inc. (1)	12,000	1,095,480
		$1,095,480
Household Products — 1.6%
Mohawk Industries, Inc. (1)	17,000	1,445,680
		$1,445,680
Insurance — 2.9%
Markel Corp. (1)	5,000	1,670,000
Protective Life Corp.	20,900	939,455
		$2,609,455
Investment Services — 1.4%
A.G. Edwards, Inc.	25,800	1,227,306
		$1,227,306

Machinery - Industrial — 1.5%
Graco, Inc.	34,200	$1,374,156
		$1,374,156
Manufacturing — 5.1%
Dover Corp.	30,300	1,391,679
Jacobs Engineering Group, Inc. (1)	19,200	1,600,704
Pentair, Inc.	41,100	1,578,240
		$4,570,623
Medical Devices — 2.2%
Varian Medical Systems, Inc. (1)	33,500	2,017,035
		$2,017,035
Medical Products — 5.5%
Beckman Coulter, Inc.	15,500	923,025
Biomet, Inc.	43,740	1,653,809
Patterson Companies, Inc. (1)	27,400	946,122
Respironics, Inc. (1)	38,500	1,387,155
		$4,910,111
Medical Services / Supplies — 2.4%
C.R. Bard, Inc.	15,800	1,002,036
DENTSPLY International, Inc.	20,800	1,116,960
		$2,118,996
Multi-Utilities — 2.9%
Arch Coal, Inc.	11,200	971,264
Questar Corp.	19,800	1,613,304
		$2,584,568
Office Electronics / Technology — 1.1%
Zebra Technologies Corp. Class A (1)	22,675	1,021,055
		$1,021,055
Oil and Gas - Equipment and Services — 5.5%
FMC Technologies, Inc. (1)	32,000	1,658,240
Grant Prideco, Inc. (1)	18,800	941,692
National Oilwell Varco, Inc. (1)	30,500	2,320,135
		$4,920,067
Oil and Gas - Exploration and Production — 2.5%
Newfield Exploration Co. (1)	43,600	2,284,640
		$2,284,640
Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	27,000	984,690
		$984,690

Publishing — 1.7%
E.W. Scripps Co.	31,400	$1,517,876
		$1,517,876
REITs — 1.7%
Developers Diversified Realty Corp.	30,300	1,492,578
		$1,492,578
Retail - Discount — 1.2%
Dollar General Corp.	66,300	1,120,470
		$1,120,470
Retail - Restaurants — 1.2%
Sonic Corp. (1)	35,900	1,039,305
		$1,039,305
Retail - Specialty and Apparel — 2.4%
Bed Bath and Beyond, Inc. (1)	17,700	662,157
Ross Stores, Inc.	52,500	1,496,250
		$2,158,407
Semiconductors & Semiconductor Equipment — 3.5%
Microchip Technology, Inc.	42,050	1,577,296
Varian Semiconductor Equipment Associates, Inc. (1)	32,500	1,609,725
		$3,187,021
Specialty Chemicals and Materials — 1.7%
Ecolab, Inc.	43,100	1,543,411
		$1,543,411
Transportation — 5.1%
C.H. Robinson Worldwide, Inc.	42,200	1,707,412
Expeditors International of Washington, Inc.	24,100	1,772,314
Thor Industries Inc.	25,000	1,066,250
		$4,545,976
Total Common Stocks (identified cost $68,113,896)		$88,491,866
Total Investments — 98.3% (identified cost $68,113,896)		$88,491,866
Other Assets, Less Liabilities — 1.7%		$1,526,480
Net Assets — 100.0%		$90,018,346

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at January 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$68,113,896
Gross unrealized appreciation	$20,971,119
Gross unrealized depreciation	(593,149)
Net unrealized appreciation	$20,377,970

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Mid-Cap Core Portfolio

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer
Date:	March 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer
Date:	March 17, 2006
By:	/s/ Michelle A. Green
Michelle A. Green
Treasurer and Principal Financial Officer
Date:	March 17, 2006